NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2026
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2026	December 31, 2025
Participating non-controlling interests – in operating subsidiaries	$25,395	$24,164
General partnership interest in a holding subsidiary held by Brookfield	50	52
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,423	2,524
BEPC exchangeable shares and class A.2 exchangeable shares	2,312	2,330
Preferred equity	545	563
Perpetual subordinated notes	737	737
	$31,462	$30,370
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Interests held by third parties	As at December 31, 2025	Net income (loss)	Other comprehensive (loss) income	Capital contributions	Return of capital	Distributions	Change in Ownership	Other	As at June 30, 2026
Brookfield Americas Infrastructure Fund	78%	$39	$—	$—	$—	$—	$—	$—	$(1)	$38
Brookfield Infrastructure Fund II	43% - 60%	1,171	7	(10)	—	—	(352)	—	(7)	809
Brookfield Infrastructure Fund III	35% - 71%	975	(63)	(40)	—	—	(2)	—	(3)	867
Brookfield Infrastructure Fund IV	75%	1,541	(34)	60	28	—	(70)	—	(13)	1,512
Brookfield Infrastructure Fund V	72%	1,760	(38)	78	—	—	(294)	—	7	1,513
Brookfield Infrastructure Income Fund	3% - 25%	1,092	(13)	54	167	—	(18)	—	2	1,284
Brookfield Global Transition Fund I	77% - 80%	6,385	132	(273)	448	(334)	(114)	—	(127)	6,117
Brookfield Global Transition Fund II	72% - 77%	1,607	(131)	34	1,732	(140)	(21)	—	(154)	2,927
Neoen institutional partners	20% - 38%	2,139	(98)	87	280	—	(1)	—	(120)	2,287
Canadian Hydroelectric Portfolio	50%	1,341	14	(43)	—	—	(32)	—	2	1,282
The Catalyst Group	25%	196	7	—	—	—	—	—	—	203
Isagen institutional partners	54%	4,268	27	427	—	—	(138)	—	—	4,584
Isagen public non-controlling interests	0.3%	24	—	2	—	—	—	—	—	26
Other	1.3% - 50%	1,626	(1)	(27)	255	(18)	(114)	231	(6)	1,946
Total		$24,164	$(191)	$349	$2,910	$(492)	$(1,156)	$231	$(420)	$25,395
General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield, Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield Holders and Class A.2 exchangeable shares of Brookfield Renewable Holdings Corporation held by Brookfield Holders.
Brookfield, as the owner of the 1% GP interest in BRELP, is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. As at June 30, 2026, to the extent that LP unit distributions exceed $0.20 per LP unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP unit distributions exceed $0.2253 per LP unit per quarter, the incentive distribution is equal to 25% of distributions above this threshold. Incentive distributions of $43 million and $84 million were declared during the three and six months ended June 30, 2026 (2025: $35 million and $72 million, respectively).
Consolidated equity includes Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and the GP interest. The Redeemable/Exchangeable partnership units and the GP interest are held 100% by Brookfield, the BEPC exchangeable shares and class A.2 exchangeable shares are held 24% by Brookfield Holders, with the remainder held by public shareholders. The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares provide the holder, at its discretion, with the right to redeem these units or shares, respectively, for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP units of Brookfield Renewable, or in the case of class A.2 exchangeable shares, BEPC exchangeable shares or LP units, at the election of Brookfield, rather than cash, on a one-for-one basis, the Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares are classified as equity in accordance with IAS 32, Financial Instruments: Presentation. Refer to Note 20 - Related party transactions for more details.
The Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and the GP interest are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Renewable. During the three and six months ended June 30, 2026, exchangeable shareholders of BEPC exchanged 366 and 366 BEPC exchangeable shares, respectively (2025: 248 and 35,561 BEPC exchangeable shares, respectively) for an equivalent number of LP units amounting to less than $1 million (2025: less than $1 million). No Redeemable/Exchangeable partnership units or class A.2 exchangeable shares have been redeemed.
The Redeemable/Exchangeable partnership units issued by BRELP, the BEPC exchangeable shares issued by BEPC and the class A.2 exchangeable shares issued by BRHC have the same economic attributes in all respects to the LP units issued by Brookfield Renewable, except for the redemption rights described above. The Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and the GP interest, excluding incentive distributions, participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP units of Brookfield Renewable.
As at June 30, 2026, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares on a combined basis and units of GP interest outstanding were 194,487,939 units (December 31, 2025: 194,487,939 units), 185,599,260 shares (December 31, 2025: 179,604,793 shares), and 3,977,260 units (December 31, 2025: 3,977,260 units), respectively.
During the first quarter of 2026, Brookfield Renewable established an at-the-market (“ATM”) equity program under which it may, at its discretion, offer and sell up to $400 million of BEPC exchangeable shares directly from treasury. During the three and six months ended June 30, 2026, 3,218,037 and 5,994,833, respectively, of BEPC exchangeable shares were issued for gross proceeds of approximately $122 million and $237 million, respectively.
In December 2025, Brookfield Renewable renewed its normal course issuer bid in connection with its outstanding BEPC exchangeable shares. Brookfield Renewable is authorized to repurchase up to 7,244,255 BEPC exchangeable shares, representing 5% of its issued and outstanding BEPC exchangeable shares. The bid will expire on December 17, 2026, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no BEPC exchangeable shares repurchased during the three and six months ended June 30, 2026 and 2025.
Distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
General partnership interest in a holding subsidiary held by Brookfield	$1	$2	$3	$4
Incentive distribution	43	35	84	72
	44	37	87	76
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	79	73	154	147
BEPC exchangeable shares and class A.2 exchangeable shares held by
Brookfield Holders	17	17	35	34
External shareholders	56	50	109	101
Total BEPC exchangeable shares and class A.2 exchangeable shares	73	67	144	135
	$196	$177	$385	$358
Preferred equity
Brookfield Renewable's preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

(MILLIONS EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at

				2026	2025	June 30, 2026	December 31, 2025
Series 1 (C$209)	8.37	5.20	April 2025	$4	$4	$147	$152
Series 2 (C$40)(1)	1.59	5.11	April 2025	1	1	28	29
Series 3 (C$249)	9.96	6.52	July 2024	6	4	175	180
Series 5 (C$103)	4.11	5.00	April 2018	2	2	72	75
Series 6 (C$175)	7.00	5.00	July 2018	3	3	123	127
	31.03			$16	$14	$545	$563
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
Distributions paid during the three and six months ended June 30, 2026, totaled $7 million and $14 million, respectively (2025: $7 million and $14 million).
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at June 30, 2026, none of the issued Class A Preference Shares have been redeemed by BRP Equity.
In December 2025, the Toronto Stock Exchange accepted notice of BRP Equity’s intention to renew the normal course issuer bid in connection with its outstanding Class A Preference Shares for another year to December 17, 2026, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, BRP Equity is permitted to repurchase up to 10% of the total public float for each respective series of the Class A Preference Shares. There were no repurchases of Class A Preference Shares during the three and six ended June 30, 2026 and 2025.
Perpetual subordinated notes
Brookfield Renewable's perpetual subordinated notes consists:

(MILLIONS EXCEPT AS NOTED)	Notes outstanding	Interest rate (%)	Earliest permitted redemption date	Interest expense for the six months ended June 30		Carrying value as at

Issuance date				2026	2025	June 30, 2026	December 31, 2025
April, 2021	14.00	4.63	April, 2026	$8	$8	$340	$340
December, 2021	10.40	4.88	December, 2026	6	6	252	252
March, 2024	6.00	7.25	March, 2029	6	6	145	145
	30.40			$20	$20	$737	$737
Distributions paid during the three and six months ended June 30, 2026, totaled $10 million and $20 million, respectively (2025: $10 million and $20 million, respectively).